Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment, Net
Category	Estimated useful life
Leasehold improvements	Shorter of the estimated useful life or remaining lease term
Computer and electronic equipment	3 – 5 years
Office equipment	3 – 5 years
Motor vehicles	5 years

Schedule of Intangible Assets
Category	Estimated useful life
Purchased copyright	1 – 10 years

Schedule of Financial Instruments

The following table summarizes the carrying values of the Company’s financial instruments that the management believes should be categorized as Level 2:

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
Financial assets:
Short-term investments	15,000	32,545	4,797